Finance income and expense	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Finance income and expense
Finance income and expense:

	2017	2016
Employee future benefit plan expense (note 18)	$(230)	$(263)
Pension administration expense	(118)	(103)
Investment and other income	417	164
Other income (loss)	19	(52)
Foreign exchange gain (loss)	1,692	(523)
Finance income (loss) and other	$1,780	$(777)
Finance expense	$(732)	$(686)